                                                            FIRST QUARTER REPORT

                                                            MARCH 31, 2002

[MORGAN STANLEY LOGO]

MORGAN STANLEY HIGH YIELD FUND, INC.


MORGAN STANLEY
INVESTMENT MANAGEMENT INC.
INVESTMENT ADVISER

MORGAN STANLEY HIGH YIELD FUND, INC.

DIRECTORS AND OFFICERS
Barton M. Biggs                  William G. Morton, Jr.
CHAIRMAN OF THE                  DIRECTOR
BOARD OF DIRECTORS
                                 Michael Nugent
Ronald E. Robison                DIRECTOR
PRESIDENT AND DIRECTOR
                                 Fergus Reid
John D. Barrett II               DIRECTOR
DIRECTOR
                                 Stefanie V. Chang
Thomas P. Gerrity                VICE PRESIDENT
DIRECTOR
                                 Lorraine Truten
Gerard E. Jones                  VICE PRESIDENT
DIRECTOR
                                 James W. Garrett
Joseph J. Kearns                 TREASURER
DIRECTOR
                                 Mary E. Mullin
Vincent R. McLean                SECRETARY
DIRECTOR
                                 Belinda A. Brady
C. Oscar Morong, Jr.             ASSISTANT TREASURER
DIRECTOR

INVESTMENT ADVISER
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

ADMINISTRATOR
JPMorgan Chase Bank
73 Tremont Street
Boston, Massachusetts 02108

CUSTODIAN
JPMorgan Chase Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

SHAREHOLDER SERVICING AGENT
American Stock Transfer & Trust Company
I40 Wall Street
New York, New York 10005
(800) 278-4353

LEGAL COUNSEL
Clifford Chance Rogers & Wells LLP
200 Park Avenue
New York, New York 10166

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.morganstanley.com/im.

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

                                            OVERVIEW

LETTER TO SHAREHOLDERS

For the three months ended March 31, 2002, the Morgan Stanley High Yield Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of -4.81% compared to 2.52% for the CS First Boston High Yield Index (the "Index"). On March 31, 2002, the closing price of the Fund's shares on the New York Stock Exchange was $7.16, representing a 6.7% premium to the Fund's net asset value per share.

MARKET REVIEW

The high yield market had a strong first quarter and performed substantially better than high grade fixed income. January and March were both very good months as a rapidly improving economy, strong flows into the asset class, and a rally in the equity markets pushed prices higher in most sectors of high yield. Investors appear to believe that the recession is ending and that high yield will provide good returns as it has in the past as our economic cycle changes for the better. Almost $3 billion of money moved into high yield funds during the month of March including two consecutive weeks with flows over $1 billion. The Index had a return of +2.52% for the quarter with all rating categories showing strong returns, but with lower quality bonds providing the highest returns. The spread of the Index tightened significantly by 144 basis points during the quarter to close at 744 basis points over treasuries.

For the quarter, there continued to be a wide disparity of returns across sectors. Aerospace (+11%), transportation (+9%), and gaming/leisure (+6%) led the way with several other sectors returning about +5%. The weakest sectors were fixed-line telecom (-20%) and wireless (-6%), with cable and metals also exhibiting negative returns. Fixed-line telecom continued to be hurt by continued defaults and many wireless companies had worse-than-expected results in the poor economic environment of late last year. Cable was hit hard both by several poor performing European cable companies along with Adelphia Communications disclosing large off-balance sheet borrowings.

Poor security selections within the cable and metals sectors contributed to our under-performance along with our general overweight in cable, wireless, and fixed-line telecom. Also, our higher credit quality hurt returns as lower quality bonds performed better in the positive environment. Finally, our underweight allocations to the aerospace and transportation sectors detracted from returns. On the positive side, our overweight to the forest products, housing, and broadcasting sectors helped relative returns. Our main overweighted sectors continue to be cable, fixed-line telecom, and housing while our main underweight sectors include utilities, manufacturing and aerospace.

MARKET OUTLOOK

It now appears that the U.S. economy grew in the 4 to 5% range in the first quarter of 2002. We believe that the current growth may slow, but will maintain a healthy pace throughout 2002. This should lead to better corporate earnings and lower defaults over the next twelve to eighteen months. In addition, we believe that the high yield asset class will continue to draw strong inflows from investors as they seek higher yields and good total returns. This scenario should lead to good returns for the high yield asset class over the coming year.

Sincerely,


/s/ Ronald E. Robison
Ronald E. Robison
President and Director

                                                                      April 2002

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

                                            MARCH 31, 2002

INVESTMENT SUMMARY
Historical Information (Unaudited)

                                                    TOTAL RETURN (%)
                      ------------------------------------------------------------------------
                          MARKET VALUE(1)          NET ASSET VALUE(2)          INDEX(3)
                      ------------------------------------------------------------------------
                                     AVERAGE                   AVERAGE                 AVERAGE
                      CUMULATIVE      ANNUAL     CUMULATIVE     ANNUAL  CUMULATIVE      ANNUAL
----------------------------------------------------------------------------------------------
Year to Date               -8.31%         --          -4.81%        --        2.52%         --
One Year                  -24.37      -24.37%        -18.00     -18.00%       3.36        3.36%
Five Year                  -3.28       -0.67          -9.28      -1.93       18.56        3.46
Since Inception*           27.22        2.93          27.99       3.01       59.15        5.74

Past performance is not predictive of future performance.

[CHART]

             MORGAN STANLEY HIGH               CS FIRST BOSTON
             YIELD FUND, INC.(2)              HIGH YIELD INDEX(3)
1993                0.00%                            1.26%
1994               -5.53%                           -0.98%
1995               26.07%+                          17.39%
1996               17.52%                           12.40%
1997               18.48%                           12.65%
1998                4.12%                            0.58%
1999                6.34%+                           3.28%
2000              -17.72%                           -5.21%
2001              -11.05%                            5.80%
2002               -4.81%                            2.52%

Returns and Per Share Information

                                                                                                                          THREE
                                                                                                                          MONTHS
                                                                                                                          ENDED
                                                                 YEAR ENDED DECEMBER 31,                                MARCH 31,
                              ---------------------------------------------------------------------------------------------------
                                1993*      1994      1995      1996      1997      1998      1999      2000      2001        2002
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share     $ 14.10   $ 11.96   $ 13.63   $ 14.45   $ 15.19   $ 13.62   $ 12.73   $  9.31   $  7.26   $    6.71
---------------------------------------------------------------------------------------------------------------------------------
Market Value Per Share        $ 14.75   $ 11.38   $ 12.88   $ 14.63   $ 16.06   $ 15.38   $ 11.06   $  9.44   $  8.04   $    7.16
---------------------------------------------------------------------------------------------------------------------------------
Premium/(Discount)                4.6%     -4.8%     -5.5%      1.3%      5.7%     12.9%    -13.1%      1.4%     10.7%        6.7%
---------------------------------------------------------------------------------------------------------------------------------
Income Dividends                   --   $  1.37   $  1.27   $  1.42   $  1.36   $  1.42   $  1.38   $  1.30   $  1.19   $    0.22
---------------------------------------------------------------------------------------------------------------------------------
Capital Gains Distributions        --        --        --        --   $  0.48   $  0.83        --        --        --          --
---------------------------------------------------------------------------------------------------------------------------------
Fund Total Return(2)             0.00%    -5.53%    26.07%+   17.52%    18.48%     4.12%     6.34%+  -17.72%   -11.05%      -4.81%
---------------------------------------------------------------------------------------------------------------------------------
Index Total Return(3)            1.26%    -0.98%    17.39%    12.40%    12.65%     0.58%     3.28%    -5.21%     5.80%       2.52%
---------------------------------------------------------------------------------------------------------------------------------

(1) Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The CS First Boston High Yield Index is an unmanaged index of high yield corporate bonds.
  * The Fund commenced operations on November 30, 1993.
  + This return does not include the effect of the rights issued in connection with the rights offering.

    FOREIGN INVESTING INVOLVES CERTAIN RISKS, INCLUDING CURRENCY FLUCTUATIONS AND CONTROLS, RESTRICTIONS ON FOREIGN INVESTMENTS, LESS GOVERNMENTAL SUPERVISION AND REGULATION, LESS LIQUIDITY AND THE POTENTIAL FOR MARKET VOLATILITY AND POLITICAL INSTABILITY.
    HIGH YIELD FIXED INCOME SECURITIES, ALSO KNOWN AS "JUNK BONDS" ARE CONSIDERED SPECULATIVE, INVOLVE GREATER RISK OF DEFAULT AND TEND TO BE MORE VOLATILE THAN INVESTMENT GRADE FIXED INCOME SECURITIES.

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

                                            MARCH 31, 2002

PORTFOLIO SUMMARY

[CHART]

Allocation of Total Investments

-------------------------------
Debt Securities            91.9%
Equity Securities           5.0
Short-Term Investments      3.1
-------------------------------

[CHART]

Industries*

-------------------------------
Cable                      10.7%
Gaming & Lodging            7.1
Wireless                    6.9
Telecommunications          6.7
Energy                      6.4
Forest Products             5.8
Housing                     5.8
Financial                   5.6
Media-Diversified           4.9
Media-Broadcast             4.9
Other                      35.2
-------------------------------

Ten Largest Holdings**

                                                                      PERCENT OF
                                                                           TOTAL
                                                                     INVESTMENTS
--------------------------------------------------------------------------------
 1.  British Sky Broadcasting Group plc, 8.20%, 7/15/09                      2.0%
 2.  Nextel Communications, Inc., 0.00%, 9/15/07                             1.6
 3.  Owens-Illinois, Inc., 7.50%, 5/15/10                                    1.6
 4.  Adelphia Communications Corp. 'B', 8.375%, 2/1/08                       1.5
 5.  Husky Oil Ltd., 8.90%, 8/15/28                                          1.4
 6.  Fresenius Medical Capital Trust II, 7.88%, 2/01/08                      1.4%
 7.  Aetna, Inc., 7.875%, 3/1/11                                             1.3
 8.  Centex Corp., 7.875%, 2/1/11                                            1.3
 9.  Intermedia Communications, Inc. 'B', 0.00%, 7/15/07                     1.3
10.  Dobson Communications PIK 13.00%                                        1.3
                                                                            ----
                                                                            14.7%
                                                                            ====

     * Percent of Total Investments
     **Excludes short-term investments

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

                                            FINANCIAL STATEMENTS
                                            MARCH 31, 2002 (UNAUDITED)

STATEMENT OF NET ASSETS

                                                               FACE
                                                             AMOUNT        VALUE
                                                              (000)        (000)
--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (88.7%)
================================================================================
AEROSPACE (1.3%)
Air Canada
   10.25%, 3/15/11                                       $    1,280   $      998
Jet Equipment Trust 'D-95'
   11.44%, 11/1/14                                            1,100          539
--------------------------------------------------------------------------------
                                                                           1,537
================================================================================
CABLE (10.7%)
Adelphia Communications Corp. 'B'
   7.75%, 1/15/09                                               470          395
   8.375%, 2/1/08                                             2,050        1,783
   9.375%, 11/15/09                                             200          187
British Sky Broadcasting Group plc
   8.20%, 7/15/09                                             2,340        2,364
Cablevision SA
   13.75%, 5/1/09                                               630          107
Callahan Nordrhein-Westfalen
   14.00%, 7/15/10                                            1,900          285
Charter Communications
   10.25%, 1/15/10                                            1,500        1,463
CSC Holdings, Inc.
   7.625%, 4/1/11                                               225          217
Echostar DBS Corp.
   9.125%, 1/15/09                                              545          561
   9.375%, 2/1/09                                               300          312
NTL Communications Corp., 'B'
   9.875%, 11/15/09                                             325           88
   11.875%, 10/1/10                                             350          123
NTL, Inc.
   0.00%, 4/1/08                                              2,325          744
NTL, Inc. 'B'
   0.00%, 4/1/08                                                750          299
ONO Finance plc
   14.00%, 2/15/11                                              875          411
Pegasus Communications
   9.75%, 12/1/06                                               160          109
   12.50%, 8/1/07                                                75           58
RCN Corp. 'B'
   0.00%, 10/15/07                                            3,550          728
Satelites Mexicanos 'B'
   10.125%, 11/1/04                                           1,370          767
Telewest Communications plc
   0.00%, 4/15/09                                             2,500        1,300
United Pan-Europe Communications NV
   10.875%, 8/1/09                                            1,465          190
--------------------------------------------------------------------------------
                                                                          12,491
================================================================================
CHEMICALS (4.7%)
Acetex Corp.
   10.875%, 8/1/09                                       $      430   $      447
Equistar Chemical/Funding
   10.125%, 9/1/08                                              750          772
Huntsman ICI Chemicals
   10.125%, 7/1/09                                            1,800        1,540
International Specialty Holdings, Inc.
   10.625%, 12/15/09                                            745          773
ISP ChemCo, Inc.
   10.25%, 7/1/11                                               375          397
Lyondell Chemical Co.
   9.625%, 5/1/07                                               565          579
Messer Griesheim Holdings AG
   10.375%, 6/1/11                                              755          710
Millenium American Inc.
   9.25%, 6/15/08                                               290          299
--------------------------------------------------------------------------------
                                                                           5,517
================================================================================
ENERGY (6.4%)
BRL Universal Equipment
   8.875%, 2/15/08                                              875          903
Chesapeake Energy Corp.
   8.125%, 4/1/11                                             1,445        1,449
Hanover Equipment Trust
   8.50%, 9/1/08                                                565          568
   8.75%, 9/1/11                                                255          255
Husky Oil Ltd.
   8.90%, 8/15/28                                             1,625        1,650
Magnum Hunter Research, Inc.
   9.60%, 3/15/12                                               150          157
Pemex Project
   9.125%, 10/13/10                                             685          736
Stone Energy Corp.
   8.25%, 12/10/11                                              425          435
Vintage Petroleum, Inc.
   7.875%, 5/15/11                                              140          131
   8.625%, 2/1/09                                               360          344
   9.75%, 6/30/09                                               875          875
--------------------------------------------------------------------------------
                                                                           7,503
================================================================================
FINANCIAL (5.6%)
Aetna, Inc.
   7.875%, 3/1/11                                             1,580        1,557
Anthem Insurance Co.
   9.125%, 4/1/10                                             1,305        1,414
--------------------------------------------------------------------------------

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

                                            FINANCIAL STATEMENTS
                                            MARCH 31, 2002 (UNAUDITED)

STATEMENT OF NET ASSETS

                                                               FACE
                                                             AMOUNT        VALUE
                                                              (000)        (000)
--------------------------------------------------------------------------------
FINANCIAL (CONTINUED)
CIT Group, Inc.
   5.625%, 5/17/04                                       $      405   $      399
   6.50%, 2/7/06                                                 75           75
Golden State Holdings
   7.125%, 8/1/05                                             1,185        1,173
Health Net, Inc.
   8.375%, 4/15/11                                            1,200        1,248
Istar Financial, Inc.
   8.75%, 8/15/08                                               685          706
--------------------------------------------------------------------------------
                                                                           6,572
================================================================================
FOOD & DRUG (1.1%)
CA FM Lease Trust
   8.50%, 7/15/17                                             1,243        1,261
================================================================================
FOOD & TOBACCO (2.0%)
Michael Foods
   11.75%, 4/1/11                                               735          801
Smithfield Foods, Inc.
   7.625%, 2/15/08                                            1,465        1,451
   8.00%, 10/15/09                                               65           66
--------------------------------------------------------------------------------
                                                                           2,318
================================================================================
FOREST PRODUCTS (5.8%)
Indah Kiat International Finance
   10.00%, 7/1/07                                             1,950          429
Norampac, Inc.
   9.50%, 2/1/08                                              1,140        1,211
Owens-Illinois, Inc.
   7.50%, 5/15/10                                             2,015        1,834
Pacifica Papers, Inc.
   10.00%, 3/15/09                                            1,145        1,219
Pindo Deli Finance (Mauritius)
   10.75%, 10/1/07                                            1,955          357
Riverwood International
   10.875%, 4/1/08                                              480          498
TEMBEC Industries, Inc.
   8.50%, 2/1/11                                              1,200        1,227
--------------------------------------------------------------------------------
                                                                           6,775
================================================================================
GAMING & LODGING (7.1%)
Harrahs Operating Co., Inc.
   8.00%, 2/1/11                                              1,330        1,388
Hilton Hotels
   7.95%, 4/15/07                                               615          619
HMH Properties 'A'
   7.875%, 8/1/05                                               980          975
HMH Properties 'B'
   7.875%, 8/1/08                                               175          172
Horseshoe Gaming Holding
   8.625%, 5/15/09                                       $    1,400   $    1,456
International Game Technology
   8.375%, 5/15/09                                            1,205        1,253
Park Place Entertainment
   7.875%, 12/15/05                                             355          355
   8.50%, 11/15/06                                              250          261
Six Flags, Inc.
   8.875%, 2/1/10                                               640          648
Station Casinos, Inc.
   8.375%, 2/15/08                                            1,150        1,185
--------------------------------------------------------------------------------
                                                                           8,312
================================================================================
HEALTH CARE (3.3%)
Amerisourcebergen Corp.
   8.125%, 9/1/08                                               415          434
Fresenius Medical Capital Trust II
   7.875%, 2/1/08                                             1,600        1,608
HCA- The Healthcare Co.
   6.91%, 6/15/05                                             1,150        1,170
Omnicare, Inc.
   8.125%, 3/15/11                                              645          679
--------------------------------------------------------------------------------
                                                                           3,891
================================================================================
HOUSING (5.8%)
Beazer Homes U.S.A.
   8.625%, 5/15/11                                            1,020        1,061
CB Richard Ellis
   11.25%, 6/15/11                                              785          738
Centex Corp.
   7.875%, 2/1/11                                             1,480        1,527
D.R. Horton, Inc.
   8.00%, 2/1/09                                                255          257
Louisiana Pacific Corp.
   8.875%, 8/15/10                                              265          277
   10.875%, 11/15/08                                            775          835
Schuler Homes
   9.375%, 7/15/09                                              950          990
Toll Brothers, Inc.
   8.25%, 2/1/11                                              1,110        1,127
--------------------------------------------------------------------------------
                                                                           6,812
================================================================================
INFORMATION TECHNOLOGY (2.0%)
Corning, Inc.
   0.00%, 11/8/15                                             1,675          859
Fairchild Semiconductor
   10.50%, 2/1/09                                               365          402
Flextronics International Ltd.
   9.875%, 7/1/10                                               145          156
--------------------------------------------------------------------------------

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

                                            FINANCIAL STATEMENTS
                                            MARCH 31, 2002 (UNAUDITED)

STATEMENT OF NET ASSETS

                                                               FACE
                                                             AMOUNT        VALUE
                                                              (000)        (000)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
Flextronics International Ltd. Note
   8.75%, 10/15/07                                       $       60   $       61
Solectron Corp.
   0.00%, 11/20/20                                            1,925          893
--------------------------------------------------------------------------------
                                                                           2,371
================================================================================
MANUFACTURING (2.2%)
Case Corp.
   6.25%, 12/1/03                                               330          312
Case Credit Corp.
   6.125%, 2/15/03                                              350          339
Flowserve Corp.
   12.25%, 8/15/10                                            1,013        1,145
Foamex LP/Cap
   10.75%, 4/1/09                                               255          261
The Manitowoc Co., Inc.
   10.375%, 5/15/11                                             565          524
--------------------------------------------------------------------------------
                                                                           2,581
================================================================================
MEDIA- BROADCAST (4.0%)
Entravision Communications
   8.125%, 3/15/09                                              255          258
Nextmedia Operating, Inc.
   10.75%, 7/1/11                                               735          788
Radio One, Inc.
   8.875%, 7/1/11                                               475          499
Salem Communications Holding Corp.
   9.00%, 7/1/11                                                915          949
TV Azteca 'B'
   10.50%, 2/15/07                                            1,000        1,015
XM Satellite Radio Holdings, Inc.
   14.00%, 3/15/10                                              405          288
Young Broadcasting, Inc.
   10.00%, 3/1/11                                               830          863
--------------------------------------------------------------------------------
                                                                           4,660
================================================================================
MEDIA-DIVERSIFIED (4.8%)
Alliance Atlantis Communications
   13.00%, 12/15/09                                           1,275        1,434
Belo (A.H.) Corp.
   8.00%, 11/1/08                                               320          325
Corus Entertainment
   8.75%, 3/1/12                                                285          294
Hollinger Participation
   12.125%, 11/15/10                                            695          668
Mail Well Inc.
   9.625%, 3/15/12                                              420          433
Muzak LLC/Muzak Finance
   9.875%, 3/15/09                                       $      520   $      437
Primedia, Inc.
   8.875%, 5/15/11                                            1,210        1,101
Quebecor Media, Inc.
   0.00%, 7/15/11                                               225          155
   11.125%, 7/15/11                                             715          776
--------------------------------------------------------------------------------
                                                                           5,623
================================================================================
METALS (1.8%)
Glencore Nickel Property Ltd.
   9.00%, 12/1/14                                               515           93
Murrin Murrin Holdings Property, Ltd.
   9.375%, 8/31/07                                            1,775          337
National Steel Corp. 'D'
   9.875%, 3/1/09                                             2,425          488
Phelps Dodge Corp.
   8.75%, 6/1/11                                                740          725
Republic Technologies International
   13.75%, 7/15/09                                              720           47
UCAR Finance
   10.25%, 2/15/12                                              330          346
--------------------------------------------------------------------------------
                                                                           2,036
================================================================================
RETAIL (0.9%)
HMV Media Group plc
   10.25%, 5/15/08                                              480          494
   10.875%, 5/15/08                                             360          539
--------------------------------------------------------------------------------
                                                                           1,033
================================================================================
SERVICES (2.8%)
Allied Waste North America
   8.875%, 4/1/08                                             1,185        1,212
Encompass Services Corp.
   10.50%, 5/1/09                                               405          223
USA Waste
   7.125%, 12/15/17                                             350          328
Waste Management, Inc.
   6.875%, 5/15/09                                              180          175
   7.00%, 10/15/06                                            1,325        1,326
--------------------------------------------------------------------------------
                                                                           3,264
================================================================================
TELECOMMUNICATIONS (5.6%)
Esprit Telecommunications Group
   11.50%, 12/15/07                                             665            1
Exodus Communications
   11.625%, 7/15/10                                           1,890          387
Focal Communications Corp.
   0.00%, 2/15/08                                               253           46
   11.875%, 1/15/10                                           1,316          368
--------------------------------------------------------------------------------

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

                                            FINANCIAL STATEMENTS
                                            MARCH 31, 2002 (UNAUDITED)

STATEMENT OF NET ASSETS

                                                               FACE
                                                             AMOUNT        VALUE
                                                              (000)        (000)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS (CONTINUED)
Global Crossing Holding Ltd.
   8.70%, 8/1/07                                         $    1,280   $       42
   9.50%, 11/15/09                                              855           18
   9.625%, 5/15/08                                            1,155           25
Globix Corp.
   12.50%, 2/1/10                                             1,865          270
GT Group Telecom, Inc.
   0.00%, 2/1/10                                              3,165          174
Hermes Europe Railtel BV
   10.00%, 8/15/07                                              945           87
   10.375%, 1/15/09                                           1,125          104
Hyperion Telecommunications
   13.00%, 4/15/03                                            1,580           36
Intermedia Communications, Inc. 'B'
   0.00%, 7/15/07                                             1,635        1,504
Maxcom Telecomunicaciones 'B'
   13.75%, 4/1/07                                             1,250          225
McLeodUSA, Inc.
   11.375%, 1/1/09                                            2,300          575
Metromedia Fiber Network
   10.00%, 12/15/09                                           1,800          126
Netia Holdings B.V. 'B'
   10.25%, 11/1/07                                              240           38
Netia Holdings BV
   13.50%, 6/15/09                                              685           89
Nextlink Communications, Inc.
   0.00%, 4/15/08                                             2,750          289
   10.75%, 11/15/08                                             550           69
Primus Telecommunications Group, Inc.
   11.25%, 1/15/09                                              490          181
   12.75%, 10/15/09                                             560          207
Primus Telecommunications Group, Inc. 'B'
   9.875%, 5/15/08                                            1,000          370
PSINet, Inc.
   11.00%, 8/1/09                                               450           45
PSINet, Inc. 'B'
   10.00%, 2/15/05                                            2,675          268
Rhythms NetConnections, Inc., 'B'
   0.00%, 5/15/08                                             2,885          317
   14.00%, 2/15/10                                            1,610          105
RSL Communications plc
   0.00%, 3/1/08                                         $    1,500   $       64
   9.125%, 3/1/08                                             1,900           95
   9.875%, 11/15/09                                             275           14
   10.00%, 3/15/08                                            1,380           48
   12.00%, 11/1/08                                              900           45
   12.25%, 11/15/06                                             300           15
Song Networks Holding AB ADR
   13.00%, 5/15/09                                            1,910          325
Viatel, Inc.
   0.00%, 4/15/08                                             2,400           12
Winstar Communications
   0.00%, 4/15/10                                             9,885            1
--------------------------------------------------------------------------------
                                                                           6,585
================================================================================
TRANSPORTATION (3.1%)
Arvinmeritor, Inc.
   8.75%, 3/1/12                                                305          316
Autonation, Inc.
   9.00%, 8/1/08                                                530          557
Collins & Aikman Products
   10.75%, 12/31/11                                             750          757
   11.50%, 4/15/06                                              125          116
Dana Corp.
   9.00%, 8/15/11                                      EUR      365          313
   9.00%, 8/15/11                                        $    1,095        1,084
Hayes Lemmerz International, Inc.
   8.25%, 12/15/08                                            3,165          190
Lear Corp., 'B'
   8.11%, 5/15/09                                               245          251
--------------------------------------------------------------------------------
                                                                           3,584
================================================================================
UTILITIES (2.5%)
Calpine Corp.
   8.50%, 2/15/11                                             1,070          853
Mirant Americas General LLC
   8.30%, 5/1/11                                                805          745
PG&E National Energy Group
   10.375%, 5/16/11                                             555          574
Williams Cos.
   7.50%, 1/15/31                                               580          521
   7.75%, 6/15/31                                               300          278
--------------------------------------------------------------------------------
                                                                           2,971
================================================================================

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

                                            FINANCIAL STATEMENTS
                                            MARCH 31, 2002 (UNAUDITED)

STATEMENT OF NET ASSETS

                                                               FACE
                                                             AMOUNT        VALUE
                                                              (000)        (000)
--------------------------------------------------------------------------------
WIRELESS (5.2%)
American Tower Corp.
   9.375%, 2/1/09                                        $      885   $      655
Centennial Cellular
   10.75%, 12/15/08                                           1,520          654
CTI Holdings SA
   0.00%, 4/15/08                                             1,580          111
Dolphin Telecommunication plc
   0.00%, 6/1/08                                              1,520           --@
Dolphin Telecommunication plc 'B'
   0.00%, 5/15/09                                             2,000           --@
Globalstar LP
   11.375%, 2/15/04                                           1,050           95
Grupo Iusacell SA de CV
   14.25%, 12/1/06                                              800          824
Motient Corp.
   12.25%, 4/1/08                                             1,705          673
Nextel Communications, Inc.
   0.00%, 9/15/07                                             2,865        1,905
PTC International Finance II SA
   11.25%, 12/1/09                                            1,290        1,168
--------------------------------------------------------------------------------
                                                                           6,085
================================================================================
TOTAL CORPORATE BONDS AND NOTES
   (Cost $166,362)                                                       103,782
================================================================================

ASSET-BACKED SECURITIES (0.4%)
================================================================================
OHA Auto Grantor Trust 1997-1, 'B'
   11.00%, 1/15/04
   (Cost $983)                                                  980          470
================================================================================

COLLATERALIZED MORTGAGE OBLIGATION (0.2%)
================================================================================
GMAC Commercial Mortgage Securities, Inc.
   1996-C1 X2 IO
   0.00%, 10/15/28
   (Cost $517)                                                3,609          186
================================================================================

SOVEREIGN & EMERGING MARKETS (2.6%)
================================================================================
Federative Republic of Brazil 'C' Bond PIK
   8.00%, 4/15/14                                        $    1,650   $    1,345
Republic of Brazil
   11.00%, 1/11/12                                              250          232
Republic of Columbia
   9.75%, 4/23/09                                               930          928
United Mexican States
   8.38%, 1/14/11                                               515          540
--------------------------------------------------------------------------------
TOTAL SOVEREIGN & EMERGING MARKETS
   (Cost $2,797)                                                           3,045
================================================================================


                                                             SHARES
--------------------------------------------------------------------------------
COMMON STOCKS (0.0%)
================================================================================
TELEPHONE SERVICES (0.0%)
   Focal Communications
     Corp.                                                   10,081           43
   Song Networks Holding
     AB ADR                                                  33,640           12
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (Cost $790)                                                                55
================================================================================

PREFERRED STOCKS (4.9%)
================================================================================
MEDIA- BROADCAST (0.9%)
   Paxson Communications
     Corp., PIK 13.0%                                           112        1,036
================================================================================
MEDIA-DIVERSIFIED (0.1%)
   Primedia, Inc., Series D,
     10.00%                                                   1,545           79
   Primedia, Inc., 9.20%                                      1,970           92
--------------------------------------------------------------------------------
                                                                             171
================================================================================
TELECOMMUNICATIONS (1.1%)
   Broadwing
     Communications Corp.,
     Series B, 12.50%                                         1,759          739
   Intermedia
     Communications, Inc.,
     Series B PIK 13.5%                                         610          503
   XO Communications, Inc.,
     'E' PIK 13.5%                                            1,221            1
   XO Communications, Inc., PIK
     14.0%                                                   14,695            2
--------------------------------------------------------------------------------
                                                                           1,245
================================================================================
UTILITIES (1.1%)
   TNP Enterprises, Inc.
     Series D, PIK 14.50%                                     1,216        1,234
================================================================================

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

                                            FINANCIAL STATEMENTS
                                            MARCH 31, 2002 (UNAUDITED)

STATEMENT OF NET ASSETS

                                                                           VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
WIRELESS (1.7%)
   Crown Castle International
     Corp., 12.75%                                              803   $       51
   Dobson Communications
     PIK 13.00%                                               1,852        1,500
   Nextel Communications,
     Inc. D PIK 13.00%                                        1,142          463
--------------------------------------------------------------------------------
                                                                           2,014
================================================================================
TOTAL PREFERRED STOCKS
   (Cost $7,356)                                                           5,700
================================================================================


                                                             NO. OF
                                                           WARRANTS
--------------------------------------------------------------------------------
WARRANTS (0.1%)
================================================================================
CABLE (0.0%)
   ONO Finance plc, expiring
     03/15/08                                                   875           --@
--------------------------------------------------------------------------------
MEDIA-BROADCAST (0.0%)
   XM Satellite Radio
     Holdings, Inc., expiring
     03/15/10                                                 8,200           17
--------------------------------------------------------------------------------
METALS (0.0%)
   Republic Technologies
     International, Class D,
     expiring 07/15/09                                          720           --@
--------------------------------------------------------------------------------
TELECOMMUNICATIONS (0.0%)
   GT Group Telecom, Inc.,
     expiring 02/01/10                                       31,650            5
   Maxcom Telecomunicaciones,
     expiring 04/01/07                                        1,250           --@
--------------------------------------------------------------------------------
                                                                               5
--------------------------------------------------------------------------------
UTILITIES (0.1%)
   SW Acquisition,
     expiring 03/01/05                                        1,475           44
--------------------------------------------------------------------------------
WIRELESS (0.0%)
   Globalstar Telecom,
     expiring 2/15/04                                         1,850           --@
   Motient Corp., expiring
     04/01/08                                                17,250           --@
   Occidente y Caribe, expiring
     3/15/04                                                102,000            1
--------------------------------------------------------------------------------
                                                                               1
================================================================================
TOTAL WARRANTS
   (Cost $180)                                                                67
================================================================================


                                                               FACE
                                                             AMOUNT        VALUE
                                                              (000)        (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (3.1%)
================================================================================
BILLS (0.2%)
   United States Treasury Bill                           $      100   $      100
   United States Treasury Bill                                  100          100
--------------------------------------------------------------------------------
                                                                             200
================================================================================
REPURCHASE AGREEMENT (2.9%)
   J.P. Morgan Securities, Inc., 1.76%, dated
     3/28/02, due 4/1/02
   (Cost $3,434)                                              3,434(a)     3,434
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $3,634)                                                           3,634
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100%)
   (Cost $182,618)                                                    $  116,939
================================================================================


                                                             AMOUNT
                                                              (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES
   Other Assets                                          $    3,277
   Liabilities                                              (41,861)     (38,584)
================================================================================
NET ASSETS
   Applicable to 11,668,740, issued and
     outstanding $ 0.01 par value shares
     (100,000,000 shares authorized)                                  $   78,355
================================================================================
NET ASSET VALUE PER SHARE                                             $     6.71
================================================================================

(a) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
@   -- Value is less than $500.
ADR -- American Depositary Receipt
PIK -- Payment-In-Kind -- Income may be paid in additional securities or cash at the discretion of the issuer.
IO  -- Interest Only.

10